Annual Total Returns- Thrivent Money Market Fund (Class A) [BarChart] - Class A - Thrivent Money Market Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.10%	1.37%	1.80%	0.29%